INTANGIBLE ASSETS (Details 1) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Begining, balances		$ 1,614,475	[1]	$ 51,809
Ending, balances	[1]	1,562,654		1,614,475
Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		1,745,368		76,358
Purchases		42,903		81,758
Integration Itau Corpbanca				793,383
Additions resulting from business combination				1,533,896
Retirements		(123)		(742,379)
Exchange differences		(36,334)		1,990
Others				362
Ending, balances		1,751,814		1,745,368
Gross Assets [Member] | Integrated banking ystem [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		9,825
Purchases		39		511
Integration Itau Corpbanca				9,342
Additions resulting from business combination
Retirements
Exchange differences		(40)		(28)
Others
Ending, balances		9,824		9,825
Gross Assets [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		152,560		73,554
Purchases		40,975		80,509
Integration Itau Corpbanca				81,446
Additions resulting from business combination
Retirements		(123)		(83,205)
Exchange differences		(156)		312
Others				(56)
Ending, balances		193,256		152,560
Gross Assets [Member] | IT Projets [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		42,447
Purchases		1,889		738
Integration Itau Corpbanca				41,714
Additions resulting from business combination
Retirements
Exchange differences		(1,862)		(5)
Others
Ending, balances		42,474		42,447
Gross Assets [Member] | Generated in business combination [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		391,583		1,284
Purchases
Integration Itau Corpbanca				319,733
Additions resulting from business combination				389,558
Retirements				(319,733)
Exchange differences		(15,631)		741
Others
Ending, balances		375,952		391,583
Gross Assets [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		1,145,308
Purchases
Integration Itau Corpbanca				338,909
Additions resulting from business combination				1,144,338
Retirements				(338,909)
Exchange differences		(18,645)		970
Others
Ending, balances		1,126,663		1,145,308
Gross Assets [Member] | Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Begining, balances		3,645		1,520
Purchases
Integration Itau Corpbanca				2,239
Additions resulting from business combination
Retirements				(532)
Exchange differences
Others				418
Ending, balances		$ 3,645		$ 3,645

[1]	This includes goodwill generated in business combinations between Banco Itau Chile and Corpbanca totaling MCh$1,126,663(18) as of December 31, 2017 (MCh$1,145,308 in 2016).